Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Fair value of derivative instruments	$ 111,617	$ 175,284
Income taxes receivable	53,394	45,116
Prepaid expenses	50,958	60,629
Value added tax	28,130	22,884
Cash collateral	21,083	11,200
Other receivables	18,997	19,201
Contract assets	9,768	14,082
Loan receivables	29	6,249
Total prepaid expenses and other current assets	$ 293,976	$ 354,645